Nature of Business (Details)					1 Months Ended	3 Months Ended	6 Months Ended			9 Months Ended	12 Months Ended
	Oct. 22, 2021 USD ($) $ / shares shares	Jul. 12, 2021 USD ($) vote $ / shares shares	Jan. 11, 2021 USD ($) vote $ / shares shares	Jul. 22, 2020 USD ($)	May 31, 2021 USD ($) $ / shares shares	Sep. 30, 2020 USD ($)	Jan. 11, 2021 USD ($) vote $ / shares Month shares	Dec. 31, 2020 USD ($) vote $ / shares Month shares		Sep. 30, 2021 USD ($) vote $ / shares Month shares	Dec. 31, 2020 USD ($) vote $ / shares shares	Nov. 01, 2021 USD ($) $ / shares	Dec. 31, 2019 $ / shares
Subsidiary, Sale of Stock [Line Items]
Shares Issued, Price Per Share | $ / shares					$ 0.000001
stock price per share | $ / shares								$ 0.000001		$ 0.000001	$ 0.000001		$ 0.000001
Number of shares issued | shares					1,698,088
Aggregate purchase price					$ 50,000,000.0
Revenues										$ 0	$ 0
Ivanhoe Capital Acquisition Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Numbers of units issued | shares			3,600,000				3,600,000	3,600,000		3,600,000
Shares Issued, Price Per Share | $ / shares			$ 10.00				$ 10.00	$ 10.00		$ 10.00	$ 10.00	$ 10.00
Sale of stock, price per share | $ / shares										$ 10.00
Deferred underwriting commissions			$ 9,700,000				$ 9,700,000	$ 9,700,000		$ 9,700,000	$ 9,700,000
Payments for investment of cash in Trust Account							$ 276,000,000.0	$ 276,000,000.0		$ 276,000,000
Condition for future business combination use of proceeds percentage							80	80		80
Condition for future business combination threshold Percentage Ownership							50	50		50
Condition for future business combination threshold Net Tangible Assets								$ 5,000,001		$ 5,000,001	5,000,001	$ 5,000,001
Redemption limit percentage without prior consent							20	20		20
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)							100.00%	100.00%		100.00%
Months to complete acquisition | Month							24	24		24
Maximum Allowed Dissolution Expenses							$ 100,000	$ 100,000		$ 100,000
Operating bank accounts							2,200,000	161,000		255,000
Working capital			1,300,000				1,300,000	421,000		765,000	421,000
Aggregate purchase price						$ 25,000	25,000	25,000	[1],[2]	1,100,000
Amount borrowed			500,000				500,000
Maximum borrowing capacity of working capital loan										$ 945,000
Convertible note - related party			$ 0				$ 0	$ 0			$ 0
SesHoldingsPte.Ltd [Member]
Subsidiary, Sale of Stock [Line Items]
Share price | $ / shares		$ 10.00
Earn-out shares | shares		30,000,000
Closing stock trigger price for issuance of earn-out shares. | $ / shares		$ 18.00
Minimum period of closing stock trigger price for issuance of earn-out shares		1 year
Maximum period of closing stock trigger price for issuance of earn-out shares		5 years
SesHoldingsPte.Ltd [Member] | Ivanhoe Capital Acquisition Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, price per share | $ / shares	$ 10.00
SesHoldingsPte.Ltd [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Share price | $ / shares		$ 10.00
Earn-out shares | shares		29,999,947
Closing stock trigger price for issuance of earn-out shares. | $ / shares		$ 18.00
SesHoldingsPte.Ltd [Member] | Subsequent Event [Member] | Ivanhoe Capital Acquisition Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Total consideration		$ 2,810,000,000
Share price | $ / shares		$ 10.00
Numerator Shares in exchange ratio | shares		281,000,000
Earn-out shares | shares		30,000,000
Closing stock trigger price for issuance of earn-out shares. | $ / shares		$ 18.00
Minimum period of closing stock trigger price for issuance of earn-out shares		1 year
Maximum period of closing stock trigger price for issuance of earn-out shares		5 years
Forecast [Member] | Ivanhoe Capital Acquisition Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Numbers of units issued | shares			3,600,000
Amendment No.1 To Original Business Combination Agreement [Member] | Ivanhoe Capital Acquisition Corp [Member]
Subsidiary, Sale of Stock [Line Items]
stock price per share | $ / shares										$ 0.0001
Common Class A [Member] | Ivanhoe Capital Acquisition Corp [Member]
Subsidiary, Sale of Stock [Line Items]
stock price per share | $ / shares			$ 0.0001				$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Number of votes per share | vote			1				1	1		1	1
Common Class A [Member] | Subsequent Event [Member] | Ivanhoe Capital Acquisition Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Number of votes per share | vote		1
Common Class A [Member] | Before domestication | Subsequent Event [Member] | Ivanhoe Capital Acquisition Corp [Member]
Subsidiary, Sale of Stock [Line Items]
stock price per share | $ / shares		$ 0.0001
Common stock conversion ratio		1
Warrants conversion ratio		1
Units conversion ratio		1
Common Class A [Member] | After domestication | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Number of warrants in a unit | shares		0.33
Common Class A [Member] | After domestication | Subsequent Event [Member] | Ivanhoe Capital Acquisition Corp [Member]
Subsidiary, Sale of Stock [Line Items]
stock price per share | $ / shares		$ 0.0001
Number of shares in a unit | shares		1
Common Class A [Member] | Amendment No.1 To Original Business Combination Agreement [Member] | Ivanhoe Capital Acquisition Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Number of votes per share | vote										10
Common Class B [Member] | Ivanhoe Capital Acquisition Corp [Member]
Subsidiary, Sale of Stock [Line Items]
stock price per share | $ / shares			$ 0.0001				$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Number of votes per share | vote										10
Common Class B [Member] | Subsequent Event [Member] | Ivanhoe Capital Acquisition Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Number of votes per share | vote		10
Common Class B [Member] | Before domestication | Subsequent Event [Member] | Ivanhoe Capital Acquisition Corp [Member]
Subsidiary, Sale of Stock [Line Items]
stock price per share | $ / shares		$ 0.0001
Common stock conversion ratio		1
Common Class B [Member] | After domestication | Subsequent Event [Member] | Ivanhoe Capital Acquisition Corp [Member]
Subsidiary, Sale of Stock [Line Items]
stock price per share | $ / shares		$ 0.0001
Working capital loans warrant | Ivanhoe Capital Acquisition Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Maximum borrowing capacity of working capital loan										$ 1,500,000
IPO [Member] | Ivanhoe Capital Acquisition Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Numbers of units issued | shares			27,600,000				27,600,000
Shares Issued, Price Per Share | $ / shares			$ 10.00				$ 10.00
Number of warrants in a unit | shares			0.33
Proceeds from Issuance Initial Public Offering			$ 276,000,000.0				$ 276.0
Number of shares issued | shares								10.00		10.00
Deferred underwriting commissions			9,700,000				9,700,000
Other offering costs			$ 15,800,000				$ 15,800,000
Convertible note - related party										$ 945,000
IPO [Member] | Forecast [Member] | Ivanhoe Capital Acquisition Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Numbers of units issued | shares			27,600,000
Shares Issued, Price Per Share | $ / shares			$ 10.00				$ 10.00
Proceeds from Issuance Initial Public Offering			$ 276,000,000.0
Deferred underwriting commissions			9,700,000				$ 9,700,000
Other offering costs			$ 15,800,000				$ 15,800,000
IPO [Member] | Common Class A [Member] | Ivanhoe Capital Acquisition Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares in a unit | shares			1
Private Placement [Member] | Ivanhoe Capital Acquisition Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Class Of Warrant Or Right Number Of Securities Called By Warrants Or Rights | shares			5,013,333				5,013,333	5,013,333		5,013,333	5,013,333
Price of warrant | $ / shares			$ 1.50				$ 1.50	$ 1.50		$ 1.50	$ 1.50
Private Placement [Member] | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Class Of Warrant Or Right Number Of Securities Called By Warrants Or Rights | shares			5,013,333				5,013,333
Private Placement [Member] | Private Placement Warrants | Ivanhoe Capital Acquisition Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Class Of Warrant Or Right Number Of Securities Called By Warrants Or Rights | shares			5,013,333				5,013,333	5,013,333		5,013,333	5,013,333
Price of warrant | $ / shares			$ 1.50				$ 1.50	$ 1.50		$ 1.50	$ 1.50
Proceeds From Issuance Of Warrants							$ 7,500,000	$ 7,500,000		$ 7,500,000
Over-Allotment Option [Member] | Ivanhoe Capital Acquisition Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Numbers of units issued | shares			3,600,000				3,600,000
PIPE Investors [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued | shares		27,500,000
Sale of stock, price per share | $ / shares		$ 10.00
Aggregate amount of commitments under Subscription Agreements		$ 275,000.00
PIPE Investors [Member] | Ivanhoe Capital Acquisition Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, price per share | $ / shares								$ 10.00			$ 10.00
Aggregate amount of commitments under Subscription Agreements	$ 200,000
PIPE Investors [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued | shares	7,500,000	27,450,000
Sale of stock, price per share | $ / shares	$ 10.00	$ 10.00
Aggregate purchase price	$ 75,000,000.0	$ 274,500,000
PIPE Investors [Member] | Subsequent Event [Member] | Ivanhoe Capital Acquisition Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued | shares		20,000,000
Sale of stock, price per share | $ / shares		$ 10.00
Aggregate purchase price		$ 200,000,000
Aggregate amount of commitments under Subscription Agreements	275,000
PIPE Investors [Member] | Amendment No.1 To Original Business Combination Agreement [Member] | Ivanhoe Capital Acquisition Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Aggregate purchase price	$ 75,000,000
PIPE Investors [Member] | Amendment No.1 To Original Business Combination Agreement [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued | shares	27,500,000
Sale of stock, price per share | $ / shares	$ 10.00
Aggregate purchase price	$ 275,000,000.0
PIPE Investors [Member] | Common Class A [Member] | SesHoldingsPte.Ltd [Member] | Subsequent Event [Member] | Ivanhoe Capital Acquisition Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Aggregate purchase price	$ 7,500,000
Sponsor | Ivanhoe Capital Acquisition Corp [Member]
Subsidiary, Sale of Stock [Line Items]
Aggregate purchase price				$ 25,000				$ 25,000
Amount borrowed				$ 500,000				$ 500,000			$ 500,000

[1]	Shares and the associated amounts have been retroactively restated to reflect: (i) the surrender of 2,875,000 Class B ordinary shares to the Company for cancellation for no consideration on December 16, 2020; and (ii) the share capitalization of 1,150,000 shares on January 6, 2021, resulting in an aggregate of 6,900,000 Class B ordinary shares outstanding (see Note 6).
[2]	This number excludes an aggregate of up to 900,000 Class B ordinary shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the underwriter. On January 11, 2021, the underwriter exercised its over-allotment option, in full; thus these shares are no longer subject to forfeiture (see Note 6).